LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Period:
2021	$ 2,974
2022	1,349
2023	456
2024	372
2025	328
Thereafter	436
Total operating lease payments	5,915
Less: imputed interest	(367)
Present value of lease liabilities	$ 5,548